Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
the 5-year notes
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term	5 years	5 years
the 10-year notes
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term	10 years	10 years